Mutual Fund Series Trust

February 4, 2020 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459
Re:	Mutual Fund Series Trust (the “Registrant”);
File Nos. 333-132541 and 811-21872

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the Empiric 2500 Fund, does not differ from that contained in the Registrant's Post-Effective Amendment No. 437, which was filed with the Commission on January 28, 2020 and (ii) that Post-Effective Amendment No. 437 has been filed electronically with the Commission.

Very truly yours,

_/s/ Jennifer Bailey____________

Jennifer Bailey

Secretary